Accounts Payable, Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2024
Accounts Payable, Accrued Expenses and Other Liabilities [Abstract]
Accounts payable, accrued expenses and other liabilities
21.	Accounts payable, accrued expenses and other liabilities

(In thousands)	December 31, 2023	December 31, 2024
Accounts payable to suppliers	5,314	7,445
Accrued bonus and staff costs	21,199	20,286
Other deposits	832	861
Other taxes payable (note)	345	372
Accrued professional fees	1,166	963
Accrued marketing expenses	177	1,124
Others	1,036	1,563
Total	30,069	32,614

Note:

Other taxes payable represents business tax, VAT and related surcharges and PRC individual income tax of employees withheld by the Group.